Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of measurement of results for tax purposes
	2023	2022	2021
	US $ in millions
Current tax expenses
Current year	26.0	1,360.4	892.8
Taxes in respect of previous years	2.5	(2.6)	(2.0)
	28.5	1,357.8	890.8

Deferred tax expenses
Origination and reversal of temporary differences	(156.1)	40.5	119.6
Total income taxes in income statements	(127.6)	1,398.3	1,010.4

Schedule of reconciliation of effective tax rate
	2023	2022	2021
	US $ in millions

Profit (loss) for the year	(2,687.9)	4,629.0	4,649.1
Income taxes	(127.6)	1,398.3	1,010.4
Profit (loss) excluding income taxes	(2,815.5)	6,027.3	5,659.5

Income tax using the domestic corporation tax rate	(647.6)	1,386.3	1,301.7
Current year losses and other temporary differences
for which no deferred tax asset was recognized	488.7	2.3
Utilization of carried forward tax losses for which no
deferred tax assets were recognized			(287.5)
Effect of tax rates in foreign jurisdictions	7.4	0.4	1.2
Non-deductible expenses	5.8	7.3	5.9
Effect of different tax rates on specific gains	15.2	3.8	(7.6)
Effect of share of profits of associates	1.8	0.2	(0.9)
Other	1.1	(2.0)	(2.4)
	(127.6)	1,398.3	1,010.4

Schedule of recognised deferred tax assets and liabilities
	Assets		Liabilities		Net
	2023	2022	2023	2022	2023	2022
	US $ in millions

Fixed assets (including right of
use assets) (*)			(428.9)	(955.9)	(428.9)	(955.9)
Financial Instruments and	405.0	783.7			405.0	783.7
Employee benefits	13.4	12.9			13.4	12.9
Tax losses carry-forwards	0.4	6.8			0.4	6.8
Other items	6.6	3.4			6.6	3.4

Net deferred tax assets
(liabilities)	425.4	806.8	(428.9)	(955.9)	(3.5)	(149.1)

Net deferred tax assets
recognized in the statement
of the financial position					2.6	2.3
Net deferred tax liabilities
recognized in the statement
of the financial position					(6.1)	(151.4)
					(3.5)	(149.1)

(*)	In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.

Schedule of movement in deferred tax assets and liabilities during the year

	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2023	(955.9)	783.7	12.9	6.8	3.4	(149.1)
Recognized in profit or loss	527.0	(368.2)	0.5	(6.4)	3.2	156.1
Recognized in other
comprehensive income		(10.5)				(10.5)
Balance at December 31, 2023	(428.9)	405.0	13.4	0.4	6.6	(3.5)

	Fixed assets (including right of use assets)	Financial Instruments and lease liabilities	Employee benefits	Accumulated tax losses	Other items	Total
	US $ in millions
Balance at January 1, 2022	(637.8)	493.1	17.6	9.0	(0.4)	(118.5)
Recognized in profit or loss	(318.1)	280.3	(4.3)	(2.2)	3.8	(40.5)
Recognized in other
comprehensive income		10.3	(0.4)			9.9
Balance at December 31, 2022	(955.9)	783.7	12.9	6.8	3.4	(149.1)